Current and Deferred taxes (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense
Current tax	$ 153,424	$ 196,527	$ 145,112
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	37,432	(25,517)	(6,751)
Valuation provision		(56)	5,955
Subtotals	190,856	170,954	144,316
Tax for rejected expenses (Article No21)	927	1,110	610
Other	(16,709)	(4,920)	105
Net charges for income tax expense	$ 175,074	$ 167,144	$ 145,031